Hedging Financial Instruments - Summary of Hedging Instrument (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	$ 1	$ 13	$ (21)
Accumulated Gain or Loss on Hedging Instruments in Other Equity Continuing Hedges	(1)	0	13
Accumulated Gain or Loss on Hedging Instruments in Other Equity Hedge Accounting No Longer Applied	$ 0	$ 0	$ 0
Foreign currency risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	NT$/EUR	NT$/EUR	NT$/EUR
Contract Amount	$ 341	$ 24	$ 423	€ 10	€ 1	€ 13
Maturity Period	March 2025	March 2024	March 2023
Forward Rate	34.1	33.88	31.69
Carrying Amount of Asset	$ 1	$ 0	$ 13
Carrying Amount of Liability	2	0	0
Change in Fair Values of Hedging Instruments Used for Calculating Hedge Ineffectiveness	$ (1)	$ (13)	$ 21